Due from Affiliates and Due to Affiliates (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Management Fees, Performance Revenues, Reimbursable Expenses and Other Receivables from Non-Consolidated Entities and Portfolio Companies	$ 3,638,948	$ 3,344,813
Due from Certain Non-Controlling Interest Holders and Blackstone Employees	720,743	741,319
Accrual for Potential Clawback of Previously Distributed Performance Allocations	106,830	60,575
Due from Affiliates, total	4,466,521	4,146,707
Due to Certain Non-Controlling Interest Holders in Connection with the Tax Receivable Agreements	1,681,516	1,602,933
Due to Non-Consolidated Entities	124,560	157,982
Due to Certain Non-Controlling Interest Holders and Blackstone Employees	305,816	198,875
Accrual for Potential Repayment of Previously Received Performance Allocations	281,518	158,691
Due to Affiliates, total	2,393,410	2,118,481
Related Party [Member]
Related Party Transaction [Line Items]
Due from Affiliates, total	4,466,521	4,146,707
Due to Affiliates, total	$ 2,393,410	$ 2,118,481